united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 9/30/16

Item 1. Reports to Stockholders.

Class A Shares – LSEAX

Class I Shares – LSEIX

Annual Report

September 30, 2016

1-855-233-8300

www.persimmonfunds.com.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Persimmon Capital Management Q3 2016 Fund Letter 4809-NLD-12/7/2016

Third Quarter 2016

Fund Review

The past year, when viewed by the headline return of 15.43% in the S&P 500, was indeed a strong year for the equity markets but the environment could not have been any more difficult for active management. The market experienced two significant sell off events in August/September 2015 and January/February 2016. The corrections however were short lived as the markets had very little time to digest the price movement before a full reversal was underway erasing market losses in a matter of weeks following the market bottoms. These bounces consolidated the returns into a few weeks with the months of October 2015 (+8.44%) and March 2016 (+6.78%) providing nearly all of the return during the year.

The underlying sectors provide us with a deeper insight as to what drove returns during the market’s major moves. In each of the market recoveries the top performing sectors were materials and energy. These sector returns were heavily dependent on macro level risk on/off sentiment, which presents a number of challenges for active stock pickers and Long/Short managers in particular. Long/Short managers perform best when markets are reacting to fundamentals. The market was primarily led by Consumer Staples, Utilities, and Telecoms as investors searched for yield and safety. Any strategy not positioned to capitalize on this leadership and the rapid recoveries from market lows was bound to have a difficult time producing favorable returns for investors.

The Persimmon Long/Short Fund (the “Fund) was no exception to the strategies that were unable to capitalize on the “V” shaped recoveries despite the fund holding up during the sell offs. The core tenet of the fund is that over a full market cycle the best way to compound returns is to “win by not losing”. This belief drives every decision that we make for the fund. When we look to allocate capital we focus on a manager’s ability to preserve capital during market downturns. This results in a fund structure that places an emphasis on risk management. The downside of this approach is that the fund will often remain conservatively invested following a sell-off as we await confirmation that health has returned to the markets. In a market where down turns are followed by a period of gradual consolidation our approach aligns with the path of the market, however, when the market experiences a swift snapback our strategy has struggled to participate.

The occurrence of two “V” shaped market recoveries in the past fiscal year was the primary reason the fund was unable to generate attractive returns relative to the market. By mid-February of 2016 the Fund’s net exposure had dropped to about 14% net long representing the lowest net exposure in the Fund’s history. In periods of underperformance we must question two primary tenants. First whether the fund stayed true to the investment thesis it is predicated upon, and secondly, is this investment philosophy still applicable? To the first point, in the aggregate, the Fund cut its risk level and exposures within the portfolio during the periods of market stress as it is designed to do, which gives us confidence that our focus on risk management remained intact during what was an extremely difficult market environment. The underperformance resulted from the path the market followed in each of the two recovery events. If the markets would have remained depressed longer and exhibited a period of gradual consolidation then the reduced risk would have protected the Fund’s capital while allowing for tactical investments back into the market.

The second question is whether a focus on capital preservation, which goes to the core of our investment beliefs, is still applicable. As stewards of our clients’ capital, we firmly believe that a carefully constructed portfolio that serves as a risk reducing alternative in our clients’ portfolios is the optimal approach to compounding returns over a full market cycle and delivering strong risk adjusted returns.

	Timothy Melly, CFA	484-572-0500	tmelly@persimmoncapital.com
CONTACT
US

Persimmon Capital Management Q3 2016 Fund Letter 4809-NLD-12/7/2016

We would like to deliver outperformance under all market conditions but understand that the market can take many paths over the course of a full cycle. It is important to not chase a strategy or investment methodology solely because it is currently in favor. The fund is designed to deliver strong risk adjusted returns and will experience periods where risk is discounted from the market and the fund lags peers that have a greater focus on market Beta. However when the tide turns and a focus on risk returns to the market we believe that the fund will deliver.

We remain dedicated to delivering alpha through the active allocation of investor capital to a number of complementary long/short equity strategies. As of September 30, 2016, the Fund was allocated to four sub-advisors that we believe are uniquely positioned to take advantage of current market trends and deliver superior risk-adjusted performance.

The lineup of sub-advisers remained stable during the quarter with allocations to Caerus, Infinitas, ISF, and Weatherbie. We believe that long/short equity offers the potential to add substantial value to a diversified equity allocation during 2017. Equity markets should continue to demonstrate higher dispersion and dislocation in returns across market capitalizations and present abundant short opportunities in sectors that have reached extended valuations. Active managers may be better positioned to deliver significant alpha as their deep research becomes valuable again and able to exploit winners and losers in this type of market environment.

The following table summarizes returns of the Fund alongside the S&P 500 and the HFRX Equity Hedge Index:

							Inception
As of September 30th	July	August	Sept	QTD	YTD	1 Year	to Date*
Fund - LSEIX	1.48%	-0.97%	1.96%	2.46%	-2.43%	-0.09%	3.22%
HFRX Equity Hedge Index	1.99%	-0.18%	1.53%	3.36%	-0.69%	0.13%	2.41%
S&P 500 TR	1.95%	0.11%	0.26%	3.85%	7.82%	15.39%	14.18%

*	Inception Date 01/01/2013

Returns greater than one year are annualized

We thank you for your continued support and encourage you to reach out to us with any questions you may have.

Sincerely,

Greg Horn

Art Holly

Tim Melly

The Persimmon Capital Management Investment Team

The above table contains the Fund returns as of the last quarter end. Performance is based on the return of the Institutional class shares (LSEIX). The maximum sales charge (load) for Class A is 5.00%. The performance data quoted here represents past performance. For more current performance information, please call toll-free 855-233-8300 or visit our website, www.persimmonfunds.com. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment in the investment

	Timothy Melly, CFA	484-572-0500	tmelly@persimmoncapital.com
CONTACT
US

Persimmon Capital Management Q3 2016 Fund Letter 4809-NLD-12/7/2016

adviser has contractually agreed to reduce its fees and/or absorb expenses until at least January 31, 2017, to ensure that net annual, operating expenses of the Class I Shares will not exceed 2.75% respectively, subject to the possible recoupment from the Fund in future years. Without these waivers, the Class I shares total annual operating expenses would be 3.02%. Please review the Fund prospectus for more information regarding the Fund’s fees and expenses, including other share classes.

PROSPECTUS OFFERING

Investors should carefully consider the investment objectives, risks, charges and expenses of the Persimmon Long Short Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained at www.persimmonfunds.com or by calling 855-233-8300. The prospectus should be read carefully before investing. The Persimmon Long Short Fund is distributed by Northern Lights Distributors, LLC, member FINRA.

Persimmon Capital Management, LP is not affiliated with Northern Lights Distributors, LLC.

RISK DISCLOSURE

Mutual Funds involve risk including the possible loss of principal.

The Fund will invest a percentage of its assets in derivatives and options contracts. The use of such investments and the resulting high portfolio turn-over, may expose the Fund to additional risks that it would not be subject to, if it invested directly in the securities of the underlying those derivatives. The Fund may experience losses that exceed those experienced by funds that do not use options and derivatives.

The Fund may invest in high yield or junk bonds which present a greater risk than bonds of higher quality. Other risks include credit risks and investments in fixed income securities that may be subject to default, prepayment and interest rate changes. The Fund may also invest in U.S treasury obligations and securities issued by federal agencies and U.S. government sponsorship.

Investments in foreign securities and emerging markets involve risks not generally associated with investments in securities of U.S. companies including currency rate changes, sovereign debt risk, political, social and economic conditions, accurate company information, foreign control on investment and market operations including banks and security depositories. These risks may be greater in emerging markets and less developed countries.

ETNs and ETFs are subject to investment strategy risks and expenses which are indirectly paid by the Fund. The value of small or medium capitalization equities and issuers may be subject to more erratic market movements than those of larger more established companies and issuers. Furthermore, the use short positions can magnify the potential for gain or loss and amplify the effects of market volatility on the Fund’s share price.

DEFINITIONS

Indices presented are for comparison purposes only. They may not hold substantially similar securities to the Fund, and thus, little correlation may exist. The S&P 500 index measures the return of 500 widely held securities that currently trade in the US. Index performance returns do not reflect any management fees, transaction costs or expenses. HFRXEH (HFRX Equity Hedge) is a daily index of Long/Short Equity Hedge Fund Returns provided by Hedge Fund Research (hedgefundresearch.com). Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one may not invest directly in an index.

	Timothy Melly, CFA	484-572-0500	tmelly@persimmoncapital.com
CONTACT
US

Persimmon Long/Short Fund
Portfolio Review (Unaudited)
September 30, 2016

The Fund’s performance figures* for the periods ended September 30, 2016, as compared to its benchmark:

		Annualized
		Since Inception
	One Year	December 31, 2012
Persimmon Long Short Fund - Class I	(0.02)% ****	3.23%
S&P 500 Total Return Index **	15.43%	14.21%

Comparison of the Change in Value of a $10,000 Investment ***

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated using the traded NAV on September 30, 2016. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total gross operating expenses as stated in the fee table of the Fund’s prospectus dated February 1, 2016 are 3.96% for Class I Shares. For performance information current to the most recent month-end, please call 1-855-233-8300.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index.

***	The Fund’s minimum initial investment for Class I shares is $100,000

****	Not inclusive of adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for returns for shareholder transactions may differ from the net asset values and returns for financial reporting purposes.

Top Holdings by Industry / Asset Type	% of Net Assets
Consumer, Cyclical	19.5%
Communications	15.9%
Consumer, Non-cyclical	15.7%
Short-term Investments	13.3%
Industrial	12.6%
Technology	11.3%
Financial	6.9%
Funds	1.6%
Energy	0.0%
Other, Cash & Cash Equivalents	3.2%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS
September 30, 2016

Shares		Fair Value
	COMMON STOCK - 80.4%
	AEROSPACE/DEFENSE - 1.7%
1,442	HEICO Corp. ^	$99,786
1,301	TransDigm Group, Inc. ^	376,145
		475,931
	APPAREL - 3.2%
4,073	Michael Kors Holdings Ltd. *	190,576
2,948	Ralph Lauren Corp.	298,161
6,302	Under Armour, Inc. *	213,386
3,162	VF Corp.	177,230
		879,353
	AUTO PARTS & EQUIPMENT- 0.1%
680	Gentherm, Inc. * ^	21,366

	BANKS - 2.3%
224	Independent Bank Group, Inc.	9,894
223	Peapack Gladstone Financial Corp.	4,997
1,435	Signature Bank * ^	169,976
10,264	Wells Fargo & Co. ^	454,490
		639,357
	BEVERAGES - 2.3%
5,752	Molson Coors Brewing Co. ^	631,570

	BIOTECHNOLOGY - 1.1%
625	BioMarin Pharmaceutical, Inc. * ^	57,825
1,949	Puma Biotechnology, Inc. * ^	130,680
1,442	Ultragenyx Pharmaceutical, Inc. * ^	102,295
		290,800
	BUILDING MATERIALS - 1.2%
1,375	Martin Marietta Materials, Inc. ^	246,276
700	Vulcan Materials Co.	79,611
		325,887
	COMMERCIAL SERVICES - 4.7%
5,816	Aaron’s, Inc.	147,843
3,173	Advisory Board Co. * ^	141,960
26,088	Command Security Corp. *	69,133
6,109	Cotiviti Holdings, Inc. * ^	204,835
3,497	Hackett Group, Inc.	57,770
888	IHS Markit Ltd. * ^	33,344
1,860	Monro Muffler Brake, Inc.	113,776
2,268	Nord Anglia Education, Inc. * ^	49,397
3,480	Paylocity Holding Corp. * ^	154,721
3,850	Verisk Analytics, Inc. *	312,928
		1,285,707
	COMPUTERS - 2.9%
2,291	Apple, Inc.	258,998
1,434	EPAM Systems, Inc. * ^	99,390
1,069	Fleetmatics Group PLC * ^	64,119
2,967	Globant SA * ^	124,970
2,128	Science Applications International Corp.	147,619
1,308	Stratasys Ltd. *	31,510
4,065	VeriFone Systems, Inc. *	63,983
		790,589
	DISTRIBUTION/WHOLESALE - 1.0%
3,078	H&E Equipment Services, Inc. ^	51,587
5,110	LKQ Corp. * ^	181,201
1,278	SiteOne Landscape Supply, Inc. *	45,918
		278,706
	DIVERSIFIED FINANCIAL SERVICES - 3.0%
1,010	Affiliated Managers Group, Inc. * ^	146,147
16,320	Blackhawk Network Holdings, Inc. * ^	492,374
170	Evercore Partners, Inc.	8,757
724	Virtus Investment Partners, Inc. ^	70,851
1,620	WageWorks, Inc. * ^	98,674
		816,803

See accompanying notes to financial statements.

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2016

Shares		Fair Value
	ELECTRONICS - 0.5%
5,200	Fitbit, Inc. *	$77,168
4,136	GoPro, Inc. *	68,988
		146,156
	ENGINEERING & CONSTRUCTION - 4.1%
8,300	Argan, Inc.	491,277
7,670	Dycom Industries, Inc. * ^	627,253
		1,118,530
	ENTERTAINMENT - 0.8%
15,997	Penn National Gaming, Inc. *	217,079

	ENVIRONMENTAL CONTROL - 0.4%
1,412	Waste Connections, Inc. ^	105,476

	FOOD - 6.2%
13,653	Darling Ingredients, Inc. * ^	184,452
4,940	Nestle SA - ADR	390,359
32,028	Nomad Foods Ltd. *	378,571
2,179	Post Holdings, Inc. *	168,153
6,741	TreeHouse Foods, Inc. * ^	587,748
		1,709,283
	HEALTHCARE-PRODUCTS - 0.6%
3,829	Insulet Corp. * ^	156,759

	HEALTHCARE-SERVICES - 0.3%
776	Adeptus Health, Inc. *	33,407
188	Medpace Holdings, Inc. *	5,614
544	US Physical Therapy, Inc. ^	34,109
		73,130
	HOME FURNISHINGS - 0.5%
944	Whirlpool Corp.	153,079

	INSURANCE - 0.5%
2,931	Greenlight Capital Re Ltd. * ^	59,910
1,132	Third Point Reinsurance Ltd. * ^	13,584
4,418	United Insurance Holdings Corp. ^	75,018
		148,512
	INTERNET - 9.8%
5,371	Alibaba Group Holding Ltd. - ADR * ^	568,198
126	Alphabet, Inc. - Cl A* ^	101,312
657	Alphabet, Inc. - Cl C * ^	510,680
188	Amazon.com, Inc. * ^	157,414
1,470	Baidu, Inc. - ADR * ^	267,643
2,126	Facebook, Inc. * ^	272,702
1,866	Stamps.com, Inc. * ^	176,356
6,262	VeriSign, Inc. * ^	489,939
3,664	Wayfair, Inc. * ^	144,252
		2,688,496
	LEISURE TIME - 2.2%
24,100	Malibu Boats, Inc. *	359,090
5,018	Norwegian Cruise Line Holdings Ltd. * ^	189,179
2,689	Planet Fitness, Inc. * ^	53,968
		602,237
	LODGING - 3.9%
40,605	Belmond Ltd. * ^	516,090
10,045	Boyd Gaming Corp. *	198,690
14,177	MGM Resorts International * ^	369,027
		1,083,807
	MACHINERY-DIVERSIFIED - 0.4%
953	Middleby Corp. * ^	117,810

See accompanying notes to financial statements.

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2016

Shares		Fair Value
	MEDIA - 4.1%
7,250	Liberty Global PLC *	$247,805
848	Liberty Global PLC LiLAC - Cl A *	23,396
392	Liberty Global PLC LiLAC - Cl C * ^	10,996
10,000	Nexstar Broadcasting Group, Inc.	577,100
12,164	World Wrestling Entertainment, Inc. ^	259,093
		1,118,390
	MISCELLANEOUS MANUFACTURING - 0.1%
589	Proto Labs, Inc. * ^	35,287

	OIL & GAS SERVICES - 0.0%
44	Dril-Quip, Inc. *	2,453

	PACKAGING & CONTAINERS - 1.3%
18,745	KapStone Paper and Packaging Corp. ^	354,655

	PHARMACEUTICALS - 0.5%
618	ACADIA Pharmaceuticals, Inc. * ^	19,659
3,001	Aerie Pharmaceuticals, Inc. * ^	113,258
451	Diplomat Pharmacy, Inc. * ^	12,632
		145,549
	REAL ESTATE - 1.0%
2,800	Consolidated-Tomoka Land Co.	143,332
2,910	FirstService Corp. ^	135,839
		279,171
	RETAIL - 6.1%
1,769	Chuy’s Holdings, Inc. * ^	49,426
7,070	Francesca’s Holdings Corp. * ^	109,090
59,900	JC Penney Co., Inc. *	552,278
19,596	Kate Spade & Co. *	335,679
1,655	lululemon athletica, Inc. *	100,922
2,868	Ollie’s Bargain Outlet Holdings, Inc. * ^	75,170
2,972	PVH Corp.	328,406
3,766	Restoration Hardware Holdings, Inc. *	130,228
		1,681,199
	SAVINGS & LOANS - 0.5%
6,807	BofI Holding, Inc. * ^	152,477

	SEMICONDUCTORS - 1.3%
2,270	IPG Photonics Corp. * ^	186,934
3,834	MACOM Technology Solutions Holdings, Inc. * ^	162,332
		349,266
	SOFTWARE - 7.2%
1,146	2U, Inc. * ^	43,880
9,322	Activision Blizzard, Inc. ^	412,965
942	Ebix, Inc.	53,553
3,382	Electronic Arts, Inc. * ^	288,823
2,329	Everbridge, Inc. *	39,267
4,776	IMS Health Holdings, Inc. *	149,680
5,084	Microsoft Corp. ^	292,838
782	Monotype Imaging Holdings, Inc.	17,290
4,323	RealPage, Inc. * ^	111,101
2,471	SPS Commerce, Inc. * ^	181,396
954	Ultimate Software Group, Inc. * ^	194,988
65,296	Zynga, Inc. *	190,011
		1,975,792
	TELECOMMUNICATIONS - 1.9%
5,523	AT&T, Inc.	224,289
9,027	GTT Communications, Inc. * ^	212,405
9,586	ORBCOMM, Inc. *	98,256
		534,950
	TRANSPORTATION - 2.7%
43,400	Scorpio Tankers, Inc.	200,942
4,485	United Parcel Service, Inc. ^	490,480
1,142	XPO Logistics, Inc. * ^	41,877
		733,299
	TOTAL COMMON STOCK (Cost - $18,998,491)	22,118,911

See accompanying notes to financial statements.

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2016

Shares			Fair Value
	EXCHANGE-TRADED FUNDS (ETFs) - 1.6%
	EQUITY FUNDS - 1.6%
3,500	iShares Russell 2000 ETF		$434,735
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost - $408,138)		434,735

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 1.7%
13,966	Gaming and Leisure Properties, Inc. ^		467,163
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost - $448,853)		467,163

Contracts ++		Expiration
	PURCHASED OPTIONS - 0.5% *
11	ACADIA Pharmaceuticals, Inc. Call @ 50.00	1/20/2017	968
63	Belmond Ltd. Call @ 12.50	12/16/2016	5,040
9	Box, Inc. Put @ 17.00	1/20/2017	1,980
22	Castlight Health, Inc. Put @ 2.50	11/18/2016	330
2	Illumina, Inc. Put @ 165.00	1/20/2017	1,560
2	Illumina, Inc. Put @ 165.00	3/17/2017	2,170
10	Molson Coors Brewing Co. Call @ 105.00	10/21/2016	6,020
11	Netflix, Inc. Put @ 93.00	10/21/2016	2,970
106	Penn National Gaming, Inc. Call @ 14.00	10/21/2016	2,915
66	Sears Holdings Corp. Put @ 10.00	1/19/2018	25,410
22	Sears Holdings Corp. Put @ 20.00	1/19/2018	25,630
16	SPDR S&P500 ETF Trust Put @ 213.00	10/21/2016	2,176
22	SPDR S&P500 ETF Trust Put @ 218.00	10/21/2016	6,798
27	SPDR S&P500 ETF Trust Put @ 214.00	11/18/2016	9,045
21	Square, Inc. Put @ 9.00	12/16/2016	367
11	Square, Inc. Put @ 8.00	1/19/2018	908
3	Square, Inc. Put @ 25.00	1/19/2018	4,035
7	Teladoc, Inc. Put @ 17.50	10/21/2016	368
3	Valeant Pharmaceuticals International, Inc. Put @ 50.00	1/20/2017	7,642
2	Valeant Pharmaceuticals International, Inc. Put @ 65.00	1/20/2017	8,095
43	Valeant Pharmaceuticals International, Inc. Put @ 5.00	1/19/2018	1,720
26	Valeant Pharmaceuticals International, Inc. Put @ 10.00	1/19/2018	3,653
33	Valeant Pharmaceuticals International, Inc. Put @ 15.00	1/19/2018	10,395
7	Valeant Pharmaceuticals International, Inc. Put @ 45.00	1/19/2018	15,803
	TOTAL (Cost $154,208)		145,998

Shares
	SHORT-TERM INVESTMENT - 13.3%
	MONEY MARKET FUND - 13.3%
3,664,422	Fidelity Institutional Money Market Fund - Prime Money Market - Institutional Class, 0.27% + ^		3,664,422
	TOTAL SHORT-TERM INVESTMENT (Cost - $3,664,422)		3,664,422

	TOTAL INVESTMENTS - 97.3% (Cost - $23,772,303) (a)		$26,831,229
	OPTION CONTRACTS WRITTEN (Premiums Received - $14,725) - (0.0)%		(7,288)
	SECURITIES SOLD SHORT (Proceeds - $10,985,669) - (39.9)%		(10,964,216)
	OTHER ASSETS LESS LIABILITIES - 42.4%		11,658,707
	NET ASSETS - 100.0%		$27,518,432

See accompanying notes to financial statements.

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2016

Contracts ++		Expiration Date	Fair Value
	SCHEDULE OF OPTIONS WRITTEN - (0.0)% *
20	Molson Coors Brewing Co. Call @ 113.00	10/21/2016	$2,100
11	Netflix, Inc. Put @ 85.00	10/21/2016	968
11	Netflix, Inc. Put @ 90.00	10/21/2016	2,035
22	SPDR S&P500 ETF Trust Put @ 208.00	9/30/2016	22
5	SPDR S&P500 ETF Trust Put @ 205.00	10/21/2016	200
13	SPDR S&P500 ETF Trust Put @ 205.00	11/18/2016	1,963
	TOTAL (Premiums received $14,725)		$7,288

Shares
	SECURITIES SOLD SHORT - (39.9)% *
	COMMON STOCK - (28.9)%
	AIRLINES - (0.8)%
5,837	American Airlines Group, Inc.		$213,693

	APPAREL - (2.8)%
1,125	Hanesbrands, Inc.		28,406
1,510	Ralph Lauren Corp.		152,721
7,045	Under Armour, Inc. - Cl A		272,501
657	Under Armour, Inc. - Cl C		22,246
5,155	VF Corp.		288,938
			764,812
	AUTO MANUFACTURERS - (0.0)%
2	Tesla Motors, Inc.		408

	AUTO PARTS & EQUIPMENT - (0.4)%
3,214	BorgWarner, Inc.		113,069

	BANKS - (1.0)%
5,293	Hancock Holding Co.		171,652
9,713	MidSouth Bancorp, Inc.		101,015
			272,667
	BEVERAGES - (0.6)%
3,658	Coca-Cola Co.		154,807

	BIOTECHNOLOGY - (0.3)%
434	Illumina, Inc.		78,840

	BUILDING MATERIALS - (0.3)%
700	Vulcan Materials Co.		79,611

	COMMERCIAL SERVICES - (0.6)%
929	Alarm.com Holdings, Inc.		26,811
57	Ambow Education Holding Ltd. - ADR		255
11,620	Great Lakes Dredge & Dock Corp.		40,670
2	Huron Consulting Group, Inc.		120
9,100	Square, Inc.		106,106
			173,962
	COMPUTERS - (0.4)%
8,598	Pure Storage, Inc.		116,503

	DISTRIBUTION/WHOLESALE - (0.1)%
412	Pool Corp.		38,942

See accompanying notes to financial statements.

Persimmon Long/Short Fund

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016

Shares		Fair Value
	DIVERSIFIED FINANCIAL SERVICES - (0.5)%
467	Calamos Asset Management, Inc.	$3,185
21,104	LendingClub Corp.	130,423
		133,608
	ELECTRONICS - (1.4)%
21,119	Gentex Corp.	370,850

	ENGINEERING & CONSTRUCTION - (1.1)%
5,150	Argan, Inc.	304,829

	ENTERTAINMENT - (0.3)%
2,757	SeaWorld Entertainment, Inc.	37,164
1,020	Six Flags Entertainment Corp.	54,682
		91,846
	ENVIRONMENTAL CONTROL - (0.3)%
6,200	Covanta Holding Corp.	95,418

	FOOD - (1.3)%
1,736	Sanderson Farms, Inc.	167,229
3,817	Sysco Corp.	187,071
		354,300
	HOME FURNISHINGS - (0.8)%
10,200	Select Comfort Corp.	220,320

	INTERNET - (2.5)%
3,187	Blue Nile, Inc.	109,697
5,667	Box, Inc.	89,312
763	Chegg, Inc.	5,410
24	Etsy, Inc.	343
100	Facebook, Inc.	12,827
22	GrubHub, Inc.	946
426	Match Group, Inc.	7,579
3,339	Netflix, Inc.	329,058
1,200	TripAdvisor, Inc.	75,816
667	Zillow Group, Inc. - Cl A	22,978
879	Zillow Group, Inc. - Cl C	30,457
		684,423
	LEISURE TIME - (2.0)%
3,800	Planet Fitness, Inc.	76,266
3,020	Polaris Industries, Inc.	233,869
3,023	Royal Caribbean Cruises Ltd.	226,574
		536,709
	LODGING - (1.9)%
4,163	Hilton Worldwide Holdings, Inc.	95,458
1,756	Las Vegas Sands Corp.	101,040
3,449	Marriott International, Inc.	232,221
1,070	Wynn Resorts Ltd.	104,239
		532,958
	MACHINERY-CONSTRUCTION & MINING - (0.5)%
1,500	Caterpillar, Inc.	133,155

	MACHINERY-DIVERSIFIED - (0.0)%
174	Briggs & Stratton Corp.	3,245

	MINING - (0.2)%
1,300	US Silica Holdings, Inc.	60,528

	OIL & GAS SERVICES - (0.5)%
8,650	RPC, Inc.	145,320

	PHARMACEUTICALS - (0.9)%
1,036	Agios Pharmaceuticals, Inc.	54,722
7,744	Valeant Pharmaceuticals International, Inc.	190,115
		244,837

See accompanying notes to financial statements.

Persimmon Long/Short Fund

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016

Shares		Fair Value
	RETAIL - (5.9)%
241	Abercrombie & Fitch Co.	$3,829
3,340	Best Buy Co, Inc.	127,521
12,517	Bloomin’ Brands, Inc.	215,793
2,006	Dick’s Sporting Goods, Inc.	113,780
3,691	Dunkin’ Brands Group, Inc.	192,227
1,532	Five Below, Inc.	61,724
1,255	Home Depot, Inc.	161,493
1,998	L Brands, Inc.	141,398
1,645	Restaurant Brands International, Inc.	73,334
1,874	Ross Stores, Inc.	120,498
63	Sears Holdings Corp.	722
3,751	Shake Shack, Inc.	130,047
2,317	Signet Jewelers Ltd.	172,686
4,262	Tailored Brands, Inc.	66,913
271	Walgreens Boots Alliance, Inc.	21,848
256	Zoe’s Kitchen, Inc.	5,681
		1,609,494
	SOFTWARE - (1.1)%
9,952	Castlight Health, Inc.	41,400
1,050	j2 Global, Inc.	69,941
5,600	RealPage, Inc.	143,920
1,253	Take-Two Interactive Software, Inc.	56,485
		311,746
	TELECOMMUNICATIONS - (0.2)%
1,832	NeuStar, Inc.	48,713
33	Ubiquiti Networks, Inc.	1,765
		50,478
	TEXTILES - (0.2)%
2,000	Culp, Inc.	59,540

	TOTAL COMMON STOCK SOLD SHORT (Proceeds - $8,069,792)	7,950,918

	EXCHANGE-TRADED FUNDS (ETFs) - (9.7)%
	DEBT FUNDS - (0.4)%
1,224	iShares iBoxx $ High Yield Corporate Bond ETF	106,806

	EQUITY FUNDS (10.0)%
800	iShares Core S&P 500 ETF	174,048
7,485	iShares Russell 2000 ETF	929,712
3,264	iShares U.S. Home Construction ETF	89,923
4,567	Powershares QQQ Trust Series 1	542,195
7,648	SPDR Consumer Staples Select Sector Fund	406,950
2,783	SPDR S&P500 ETF Trust	601,963
		2,744,791

	TOTAL EXCHANGE-TRADED FUNDS (ETFs) SOLD SHORT (Proceeds - $2,744,991)	2,851,597

	REAL ESTATE INVESTMENT TRUSTS (REITs) - (0.6)%
600	Digital Realty Trust, Inc.	58,272
4,333	LaSalle Hotel Properties	103,429
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Proceeds - $170,886)	161,701

	TOTAL SECURTIES SOLD SHORT (Proceeds - $10,985,669)	$10,964,216

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

*	Non-income producing security.

^	All or part of the security was held as collateral for securities sold short as of September 30, 2016.

+	Money market fund; interest rate reflects seven-day effective yield on September 30, 2016.

++	Each option contract allows the holder to purchase/sell 100 shares of the underlying security at the exercise price.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including securities sold short and options) is $13,190,515 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$4,109,848
Unrealized depreciation	(1,440,638)
Net unrealized appreciation	$2,669,210

See accompanying notes to financial statements.

Persimmon Long/Short Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2016

ASSETS
Investment securities:
At cost	$23,772,303
At fair value	26,831,229
Segregated cash at broker	9,535,388
Cash	2,300,185
Receivable for securities sold	819,712
Dividends and Interest receivable	8,374
Prepaid expenses	2,085
TOTAL ASSETS	39,496,973

LIABILITIES
Securities sold short, at fair value (proceeds $10,985,669)	10,964,216
Payable for investments purchased	943,197
Investment advisory fees payable	9,726
Dividends payable on securities sold short	20,554
Payable to Related Parties	13,613
Options written, at fair value (premiums received $14,725)	7,288
Accrued expenses and other liabilities	19,947
TOTAL LIABILITIES	11,978,541
NET ASSETS	$27,518,432

Composition of Net Assets:
Paid in capital	$25,867,863
Accumulated net investment loss	(738,825)
Accumulated net realized loss from investments, securities sold short,
option contracts purchased and option contracts written	(698,422)
Net unrealized appreciation of investments, securities sold short, option contracts purchased and option contracts written	3,087,816
NET ASSETS	$27,518,432

Net Asset Value Per Share:
Class I Shares:
Net Assets	$27,518,432
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,642,744
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.41

(a)	The Fund will impose a 1.00% redemption fee for any redemptions of Fund shares occurring within 60 days of purchase.

See accompanying notes to financial statements.

Persimmon Long/Short Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2016

INVESTMENT INCOME
Dividends	$212,556
Interest	12,251
Less: Foreign withholding taxes	(2,666)
TOTAL INVESTMENT INCOME	222,141

EXPENSES
Advisory fees	567,857
Distribution (12b-1) fees:
Class A	5
Dividend paid on securities sold short	204,400
Interest expenses	106,320
Broker Fees	102,209
Administrative services fees	42,953
Accounting services fees	34,324
Transfer agent fees	28,002
Compliance officer fees	26,165
Custodian fees	24,044
Legal fees	22,192
Audit fees	14,750
Trustees fees and expenses	11,802
Printing and postage expenses	9,191
Registration fees	7,679
Insurance expense	1,986
Non 12b-1 shareholder servicing fees	87
SUB-TOTAL EXPENSES	1,203,966
Fees recaptured by the Advisor	33,081
TOTAL EXPENSES	1,237,047

NET INVESTMENT LOSS	(1,014,906)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	582,330
Securities sold short	(702,576)
Options contracts purchased	39,616
Options contracts written	64,074
Foreign currency transactions	(81)
Net Realized Gain	(16,637)

Net change in unrealized appreciation (depreciation) on:
Investments	2,186,032
Securities sold short	(1,107,817)
Options contracts purchased	(8,764)
Options contracts written	7,437
Net Change in Unrealized Appreciation	1,076,888

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,060,251

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$45,345

See accompanying notes to financial statements.

Persimmon Long/Short Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	September 30, 2016	September 30, 2015
FROM OPERATIONS
Net investment loss	$(1,014,906)	$(887,229)
Net realized gain on investments	(16,637)	2,258,885
Net change in unrealized appreciation (depreciation) on investments	1,076,888	(712,754)
Net increase in net assets resulting from operations	45,345	658,902

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains
Class A	(134)	(89)
Class I	(1,376,261)	(945,810)
Total distributions to shareholders	(1,376,395)	(945,899)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	1,135,073	884,891
Net asset value of shares issued in reinvestment of distributions:
Class A	134	89
Class I	1,376,261	945,593
Payments for shares redeemed:
Class A	(2,786)	—
Class I	(2,211,247)	(2,745,978)
Net increase (decrease) from shares of beneficial interest transactions	297,435	(915,405)

NET DECREASE IN NET ASSETS	(1,033,615)	(1,202,402)

NET ASSETS
Beginning of Year	28,552,047	29,754,449
End of Year *	$27,518,432	$28,552,047
*Includes accumulated net investment loss of:	$(738,825)	$(421,292)

SHARE ACTIVITY
Class A:
Shares Reinvested	13	8
Shares Redeemed	(271)	—
Net increase (decrease) in shares of beneficial interest outstanding	(258)	8

Class I:
Shares Sold	105,437	81,566
Shares Reinvested	129,836	87,312
Shares Redeemed	(212,699)	(249,324)
Net increase (decrease) in shares of beneficial interest outstanding	22,574	(80,446)

See accompanying notes to financial statements.

Persimmon Long/Short Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Year Ended		Year Ended		Year Ended		Period Ended
	September 30, 2016		September 30, 2015		September 30, 2014		September 30, 2013 (1)

Net asset value, beginning of period	$10.90		$11.02		$10.62		$10.00
Income (loss) from investment operations:
Net investment loss (2)	(0.37)		(0.33)		(0.26)		(0.22)
Net realized and unrealized gain on investments	0.40		0.56		0.66		0.84
Total from investment operations	0.03		0.23		0.40		0.62
Less distributions from:
Net realized gains	(0.52)		(0.35)		0.00	(3)	—
Total distributions	(0.52)		(0.35)		0.00	(3)	—
Redemption fees collected	—		—		0.00	(3)	—
Net asset value, end of period	$10.41		$10.90		$11.02		$10.62
Total return (4)	0.17%		2.17%		3.77%		6.20	% (5)
Net assets, at end of period (000s)	$27,518		$28,549		$29,752		$27,884
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets including dividends from securities sold short and interest expense	4.33	% (6)	3.93	% (6)	4.09%		4.71	% (7)
Ratio of net expenses to average net assets including dividends from securities sold short and interest expense	4.33%		3.93%		3.83	% (6)	4.00	% (6,7)
Ratio of net investment loss to average net assets (8)	(3.44)%		(2.97)%		(2.39)%		(2.93	)% (7)
Portfolio Turnover Rate	207%		214%		181%		203	% (5)
Other data:
Ratio of gross expenses to average net assets excluding dividends from securities sold short and interest expense	2.89	% (6)	2.99	% (6)	3.24%		3.70	% (7)
Ratio of net expenses to average net assets excluding dividends from securities sold short and interest expense	2.89%		2.99%		2.99	% (6)	2.99	% (6,7)

(1)	The Fund commenced operations on December 31, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets including fee recapture in 2016 and 2015 and net of fee waiver in 2014 and 2013.

(7)	Annualized for periods less than one full year.

(8)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2016

1.	ORGANIZATION

The Persimmon Long/Short Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on December 31, 2012. The Fund seeks to achieve long-term capital appreciation.

The Fund offers Class I shares. Effective May 25, 2016, sales and operations of Class A shares of the Fund have been suspended. A principal of the investment advisor solely held the Class A shares for the period from October 1, 2015 to May 25, 2016. The Fund may recommence offering and operation of Class A shares of the Fund in the future. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees. Class I shares are subject to a 1.00% redemption fee on redemptions made within 60 days of the original purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

All investments in securities are recorded at their estimated fair values. The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period ended. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. Investments in open-end investment companies are valued at net asset value. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team or committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i)

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisors, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisors to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisors are unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (i.e. the exit price at the measurement date). The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under U.S. GAAP are described below:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available and may require significant management judgment or estimation.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stocks	$22,118,911	$—	$—	$22,118,911
Exchange-Traded Funds	434,735	—	—	434,735
Real Estate Investment Trusts (REITs)	467,163	—	—	467,163
Purchased Options	145,998	—	—	145,998
Short-Term Investments	3,664,422	—	—	3,664,422
Total Investments	$26,831,229	$—	$—	$26,831,229

Liabilities
Securities Sold Short
Options Written	$7,288	$—	$—	$7,288
Common Stocks	7,950,918	—	—	7,950,918
Exchange-Traded Funds	2,851,597	—	—	2,851,597
Real Estate Investment Trusts (REITs)	161,701	—	—	161,701
Total Securities Sold Short	$10,971,504	$—	$—	$10,971,504

*	Refer to the Portfolio of Investments for industry classification.

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1, Level 2, and Level 3 during the period.

It is the Fund’s policy to record transfers into or out of any Level at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code, as amended, that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax years (2013-2015) or expected to be taken in the Fund’s 2016 returns. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the year ended September 30, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short sales, short-term investments and options amounted to $42,671,034 and $42,113,772, respectively. Purchases and proceeds from securities and exchange traded funds sold short amounted to $61,765,693 and $56,164,227, respectively.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. For the year ended September 30, 2016 the Fund had gains from options contracts of $39,616, which is included in the net realized gain from options contracts purchased in the Statement of Operations. For the year ended September 30, 2016, the Fund had gains from options contracts written of $64,074, which is included in the net realized gain from options contracts written in the Statement of Operations. Net change in unrealized appreciation (depreciation) in the Statement of Operations includes $8,764 of net unrealized loss on options contracts purchased and $7,437 of net unrealized gains on options contracts written for the year ended September 30, 2016.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

The number of option contracts written and the premiums received by the Fund for the year ended September 30, 2016, were as follows:

	Put Options		Call Options
	Number of	Premiums	Number of	Premiums
Written Options	Contracts	Received	Contracts	Received
Options outstanding, beginning of year	—	$—	—	$—
Options written	1,191	138,624	705	71,443
Options closed	(291)	(44,538)	(313)	(28,626)
Options exercised	(1)	(1,512)	(75)	(12,332)
Options expired	(837)	(80,296)	(297)	(28,038)
Options outstanding, end of year	62	$12,278	20	$2,447

Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The Fund may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of September 30, 2016, the Fund’s written options had notional values of $226,000 for calls and $1,019,100 for puts.

The derivative instruments outstanding, as of September 30, 2016, as disclosed in the Notes to the Financial Statements, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period, as disclosed in the Statement of Operations, serve as indicators of the volume of derivative activity for the Fund.

Segregated Cash at Broker – The Fund has $9,535,388 of cash on hand at two prime brokers representing the proceeds of securities sold short. Withdrawal of these amounts is restricted based on the level of short trading in the Fund.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The locations on the Statements of Assets and Liabilities of derivative instruments by type of exposure, all of which are not accounted for as hedging instruments under GAAP, are as follows:

Derivatives Not
Accounted for as
Hedging Instruments		Location of Derivatives on	Fair Value of
under GAAP	Primary Risk Exposure	Statement of Assets and Liabilities	Liability Derivatives
Call options written	Equity Risk	Options written, at fair value	$(2,100)
Put options written	Equity Risk	Options written, at fair value	(5,188)
Total			$(7,288)

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the year ended September 30, 2016:

Derivative Investment Type	Location of Gain/Loss on Derivative
Equity	Net realized gain (loss) from options purchased
Net realized gain (loss) from options written
Net change in unrealized appreciation (depreciation) on option contracts purchased
Net change in unrealized appreciation (depreciation) on option contracts written

The following is a summary of the Fund’s derivative investments activity recognized in the Statement of Operations categorized by primary risk exposure for the year ended September 30, 2016:

Realized gain on derivatives recognized in the Statement of Operations

		Total for the
		Year Ended
Derivative Investment Type	Equity Risk	September 30, 2016
Options purchased	$39,616	$39,616
Options written	64,074	64,074
	$103,690	$103,690

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations

		Total for the
		Year Ended
Derivative Investment Type	Equity Risk	September 30, 2016
Options purchased	$(8,764)	$(8,764)
Options written	7,437	7,437
	$(1,327)	$(1,327)

Offsetting of Financial Assets and Derivative Liabilities

The following table presents the Funds’ liability derivatives available for offset under a master netting arrangement net of collateral pledged as of September 30, 2016:

				Gross Amounts Not Offset in the Statement of
				Assets & Liabilties
		Gross Amounts	Net Amounts of
	Gross Amounts of	Offset in the	Liabilities Presented
	Recognized	Statement of Assets	in the Statement of	Financial	Cash Collateral
Derivative Assets	Assets/Liabilities	& Liabilities	Assets & Liabilities	Instruments	Received	Net Amount
Purchased Options	$145,998	$—	$145,998	$(7,288)	$—	$138,710

Derivative Liabilties Written Options	$7,288	$—	$7,288	$(7,288)	$—	$—

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

4.	INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Persimmon Capital Management L.P. serves as the Fund’s investment advisor (the “Advisor”). The Advisor allocates portions of the Fund’s portfolio to be managed by several sub-advisors (each, a “Sub-Advisor”, together, the “Sub-Advisors”). Each of Caerus Investors LLC, ISF Management, LLC, Infinitas Capital, LLC, and Weatherbie Capital, LLC, Inc., served as a Sub-Advisor to the Fund during the year ended September 30, 2016.

Pursuant to an advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee computed and accrued daily and paid monthly, at an annual rate of 1.99% of the average daily net assets. Pursuant to separate sub-advisory agreements between the Advisor and each Sub-Advisor, each Sub-Advisor is entitled to receive, on a monthly basis, a specific percentage of the net assets of its managed allocated portion. The Sub-Advisors are paid by the Advisor, not the Fund. For the year ended September 30, 2016, the advisory fees incurred by the Fund amounted to $567,857.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least January 31, 2018, to ensure that Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expenses on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses (such as litigation expenses, which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Advisor)) will not exceed 3.24% of the daily average net assets attributable to Class A shares, and 2.75% of the daily average net assets attributable to Class I shares, respectively. Prior to May 25, 2016, the rate was 2.99% for Class I shares. The Advisor may seek reimbursement only for expenses waived or paid by it during the prior three fiscal years; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the waiver agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the year ended September 30, 2016, the Advisor recaptured expenses of $33,081. Cumulative expenses subject to the aforementioned conditions will expire September 30 of the following years:

2017	$93,772
Total	$93,772

The Board, on behalf of the Fund’s Class A shares, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to Class A. The fee is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. During the year ended September 30, 2016, Class A shares paid $5 pursuant to the Plan.

The Distributor acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s Class A and Class I shares. During the year ended September 30, 2016, the Distributor did not receive any underwriting commissions for sales of Class A or Class I shares.

In addition, certain affiliates of the Distributor provide ancillary services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”)

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) –

Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2016 and September 30, 2015 were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2016	September 30, 2015
Ordinary Income	$—	$—
Long-Term Capital Gain	1,376,395	945,899
Return of Capital	—	—
	$1,376,395	$945,899

As of September 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(866,694)	$—	$(151,947)	$2,669,210	$1,650,569

The difference between book basis and tax basis accumulated net investment losses, accumulated net realized gain (loss), and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, adjustments for constructive sales, real estate investment trusts and C-Corporation return of capital distributions. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles and constructive sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $764,856.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $101,838.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and foreign currency gains/(losses), and adjustments for real estate investment trusts, return of capital from C-Corporation and capitalization in lieu of dividend payments, resulted in reclassification for the year ended September 30, 2016 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(700,838)	$697,373	$3,465

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

6.	REDEMPTION FEES

The Fund may assess a short term redemption fee of 1.00% of the total redemption amount of shareholders sell their shares after holding them for less than sixty days. The redemption fee is paid directly to the Fund from which the redemption is made. For the year ended September 30, 2016, the Fund did not assess any redemption fees.

7.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”, modifying ASC 946 “Financial Services – Investment Companies.” Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

EisnerAmper LLP One Logan Square, Suite 3000 130 North 18th Street Philadelphia, PA 19103-2757 T 215.881,8800 F 215.881.8801 www.eisneramper.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Persimmon Long/Short Fund a Series of the

Northern Lights Fund Trust III

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of Persimmon Long/Short Fund (one of the series of funds constituting the Northern Lights Fund Trust III) (the “Fund”) as of September 30, 2016, and the related statements of operations for the year then ended, the statement of changes in net assets for the years ended September 30, 2016 and 2015 and the financial highlights for the years ended September 30, 2016, 2015 and 2014 and for the period from December 31, 2012 (commencement of operations) to September 30, 2013. The financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments as of September 30, 2016 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Persimmon Long/Short Fund (one of the series of funds constituting the Northern Lights Fund Trust III) as of September 30, 2016, and the results of its operations for the year then ended, the statement of changes in net assets for the years ended September 30, 2016 and 2015 and the financial highlights for the years ended September 30, 2016, 2015 and 2014 and for the period from December 31, 2012 (commencement of operations) to September 30, 2013, in conformity with accounting principles generally accepted in the United States of America.

Philadelphia, Pennsylvania

November 29, 2016

Persimmon Long/Short Fund
EXPENSE EXAMPLES (Unaudited)
September 30, 2016

As a shareholder of the Persimmon Long/Short Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Persimmon Long Short/Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period beginning April 1, 2016 and ending September 30, 2016.

Table 1. Actual Expenses

Table 1 “Actual Expenses” provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Table 2. Hypothetical Example for Comparison Purposes

Table 2 “Hypothetical Example for Comparison Purposes” provides information about hypothetical account values and hypothetical expenses based on the Persimmon Long Short/Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Table 1
	Annualized	Beginning	Ending Account	Expenses Paid During
Actual	Expense Ratio **	Account Value	Value	Period
Expenses	4/1/16 - 9/30/16	4/1/16	9/30/2016	4/1/16 – 9/30/16
Class I	2.99%	$1,000.00	$1,000.00	$14.95

Table 2
	Annualized	Beginning	Ending Account	Expenses Paid During
Hypothetical	Expense Ratio **	Account Value	Value	Period *
(5% return before expenses)	4/1/16 - 9/30/16	4/1/16	9/30/2016	4/1/16 – 9/30/16
Class I	2.99%	$1,000.00	$1,010.05	$15.03

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

**	Annualized expense ratio does not include interest expense or dividend expense.

Persimmon Long/Short Fund
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2016

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees
Name, Address* Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years ***
James U. Jensen 1944	Trustee	Since February 2012, Indefinite	Chief Executive Officer, ClearWater Law & Governance Group, LLC (an operating board governance consulting company) (since 2004).	37	Wasatch Funds Trust, (since 1986); University of Utah research Foundation (since April 2000); Agricon Global Corporation, formerly Bayhill Capital Corporation (large scale farming in Ghana, West Africa) (since October 2009 to June 2014).
Patricia Luscombe 1961	Trustee	Since January 2015, Indefinite	Managing Director of the Valuations and Opinions Group, Lincoln International LLC (since August 2007).	37	Monetta Mutual Funds (since November 2015).
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board since May 2014.	Retired (since 2011); Formerly, Director of Global Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (Since September 1975 to September 2011).	145	Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Lifetime Achievement Fund, Inc. (February 2012 to April 2012); Alternative Strategies Fund (since 2012).
Mark H. Taylor 1964	Trustee, Chairman of the Audit Committee	Since February 2012, Indefinite	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002-2009); President, Auditing Section of the American Accounting Association (2012- 2015); Former member of the AICPA Auditing Standards Board, AICPA ( 2008-2011).	145	Alternative Strategies Fund (since June 2010); Lifetime Achievement Fund, Inc. (February 2007 to April 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007).
Jeffery D. Young 1956	Trustee	Since January 2015, Indefinite	Retired (since 2014); Formerly Asst. Vice President - Transportation Systems, Union Pacific Railroad Company (June 1976 to April 2014); President, Celeritas Rail Consulting (since June 2014).	37	PS Technology, Inc. (2010-2013).

*	The address of each Trustee and officer is c/o Gemini Fund Services, LLC, 17605 Wright Street, Omaha, Nebraska 68130

**	The “Fund Complex” includes the following registered management investment companies in addition to the Trust: Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust IV, and Northern Lights Variable Trust.

***	Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

9/30/16-NLFT III-v1

Persimmon Long/Short Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2016

Officers of the Trust

Name, Address Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 1976	President	May 2015, indefinite	Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).
Brian Curley 80 Arkay Drive Hauppauge, NY 11788 1970	Treasurer	February 2013, indefinite	Vice President, Gemini Fund Services, LLC (since 2015), Assistant Vice President, Gemini Fund Services, LLC (2012 - 2014); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008 - 2012); Senior Associate of Fund Administration, Morgan Stanley (1999 - 2008).
Eric Kane 80 Arkay Drive Hauppauge, NY 11788 1981	Secretary	November 2013, indefinite	Assistant Vice President, Gemini Fund Services, LLC (since 2014), Staff Attorney, Gemini Fund Services, LLC (2013 - 2014), Law Clerk, Gemini Fund Services, LLC (2009 - 2013), Legal Intern, NASDAQ OMX (January 2011 to September 2011), Hedge Fund Administrator, Gemini Fund Services, LLC (January 2008 to August 2008), Mutual Fund Accountant/Corporate Action Specialist, Gemini Fund Services, LLC (2006 - 2008).
William Kimme 17605 Wright Street Omaha, NE 68130 1962	Chief Compliance Officer	February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); Due Diligence and Compliance Consultant, Mick & Associates (2009 - 2011); Assistant Director, FINRA (2000 - 2009).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-233-8300.

9/30/16-NLFT III-v1

PRIVACY NOTICE

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (402) 493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

This Page Intentionally Left Blank

This Page Intentionally Left Blank

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-233-8300 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-233-8300.

INVESTMENT ADVISOR
Persimmon Capital Management, LP
1777 Sentry Parkway West
Gwynedd Hall, Suite 102
Blue Bell, PA 19422

SUB-ADVISORS
Caerus Global Investors, LLC	Infinitas Capital, LLC
712 5th Ave, 19th Floor	99 Hudson Street, 5th Floor
New York, NY 10019	New York, NY 10013

ISF Management, LLC	Weatherbie Capital, LLC
767 Third Ave, 39th Floor	265 Franklin Street, Suite 1601
New York, NY 10017	Boston, MA 02110

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2016 - $15,000

2015 – $15,000

2014 – $13,500

(b)	Audit-Related Fees

2016 - None

2015 – None

2014 – None

(c)	Tax Fees

2016 - $4,500

2015 – $4,500

2014 – $3,750

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2016 - None

2015 - None

2014 – None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2016	2015	2014
Audit-Related Fees:	0.00%	0.00%	0.00%
Tax Fees:	0.00%	0.00%	0.00%
All Other Fees:	0.00%	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2015 - $4,500

2014 - $4,500

2014 – $3,750

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 12/7/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 12/7/16

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 12/7/16